ORGANIZATION - Significant subsidiaries of the Company and consolidated variable interest entities (Details)	12 Months Ended
Dec. 31, 2020
21ViaNet Group Limited ("21Vianet HK") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
21Vianet Data Center Co., Ltd. ("21Vianet China") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
21Vianet (Foshan) Technology Co., Ltd. ("FS Technology") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
21Vianet Anhui Suzhou Technology Co., Ltd.("SZ Technology") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
21Vianet Hangzhou Information Technology Co.,Ltd. ("HZ Technology") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
iJoy Holding Limited ("iJoy BVI") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
21Vianet Mobile Limited ("21V Mobile") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
WiFire Group Inc. ("WiFire Group") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Joytone Infotech Co., Ltd. ("SZ Zhuoaiyi") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
21Vianet Ventures Limited (Ventures) | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Abitcool (China) Broadband Inc. ("aBitCool DG") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Diyixian.com Limited ("Diyixian.com") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
21Vianet Zhuhai Financial Leasing Limited | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
21Vianet DRP Investment Holdings Limited [Member] | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Shihua DC Investment Holdings Limited. | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	51.00%
21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	51.00%
Foshan Zhuoyi Intelligence Date Co., Ltd. ("FS Zhuoyi") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	51.00%
Beijing Hongyuan Network Technology Co., Ltd [Member] | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	51.00%
Dermot Holding Limited [Member] | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Shihua DC Investment Holdings 2 Limited ("Shihua Holdings 2") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Shanghai Waigaoqiao Free Trade Zone Hongming Logistics Co., Ltd. ("Hongming Logistics") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Shanghai Edge Connect Technology Co., Ltd. ("SH Edge Connect") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Beijing Jianghe Cloud Technology Co.,Ltd. ("BJ JHC") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Beijing Shuntou Green Energy Data Technology Co.,Ltd. ("BJ ST") | Subsidiaries
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%
Shenzhen Diyixian Telecommunication Co., Ltd [Member] | Variable Interest Entity, Primary Beneficiary
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of direct ownership by the Company	100.00%